Liability In Respect of Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability In Respect of Employees' Severance Benefits [Abstract]
Severance expense	$ 345	$ 346	$ 362